Profit/(Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit/(Loss) Per Share [Abstract]
Profit/Loss for the year, attributable to ordinary equity holders of the parent	$ (8,767)	$ (21,471)		$ (35,239)	$ 55,365		$ 40,654
Issued ordinary shares at 1 January	8,644	6,029		6,029	10,564		10,564
Conversion of ordinary shares at ratio 0.56					(4,724)		(4,648)
Effect of shares issued in February 2017					120
Effect of shares issued in March 2017					53
Effect of shares issued in January 2019	88
Effect of shares issued in April 2019	1,021
Effect of exercise of warrants	290
Effect of shares issued in May 2019	32
Effect of conversion of preference shares				402
Convertible loan into ordinary shares				6
Promissory note into ordinary shares				3
Issued share capital				61
Backstop shares				66
Effect of reverse split at ratio 8:1 in March 2019	(7,641)	(5,275)		(5,746)	(5,261)		(5,176)
Effect of share rights					42		42
Weighted-average number of ordinary shares, as adjusted for subsequent reverse split	2,434	754		821	6,029		782
Basic profit/(loss) per share (US$ per share)	$ (3.60)	$ (28.48)	[1]	$ (42.92)	$ 69.73	[2]	$ 51.99	[2]

[1]	Restated. See Note 4
[2]	Restated. See Note 28.